Loans and borrowings - Summary of Finance Cost and Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Finance income	$ 18,030	$ 10,849	$ 19,963
Finance cost	(87,631)	(76,234)	(73,045)
Interest income on short-term bank deposits [member]
Disclosure of detailed information about borrowings [line items]
Finance income	954	211	543
Interest income on investment [member]
Disclosure of detailed information about borrowings [line items]
Finance income	17,076	10,638	19,420
Interests expense on bank loans [member]
Disclosure of detailed information about borrowings [line items]
Finance cost	(30,502)	(26,817)	(29,711)
Interest Expense on Senior Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Finance cost	(42,403)	(38,301)	(23,571)
Interest on factoring [member]
Disclosure of detailed information about borrowings [line items]
Finance cost	(5,393)	(1,365)	(256)
Interest on lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Finance cost	(7,445)	(7,568)	(10,734)
Unwinding of discount and changes in the discount rate [member]
Disclosure of detailed information about borrowings [line items]
Finance cost	$ (1,888)	$ (2,183)	$ (8,773)